Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12 – COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office properties under various lease terms. Rent expense, including real estate taxes and related costs, for the years ended December 31, 2020 and 2019 aggregated approximately $458,497 and $309,086, respectively. In connection with some of the Company’s leases, lease incentives were granted. Deferred lease incentives are being amortized on a straight-line basis over the term of the lease.

Future rental payments over the term of the Company’s leases are as follows:

Year Ending December 31,

2021	337,000
2022	417,415
2023	390,500
2024	403,542
2025	537,511
Thereafter	1,109,257
Total	3,195,225

Employment Agreements

During 2020, the Company entered into new employment agreements with its chief executive officer, chief medical officer and chief financial officer. The agreements include incentive compensation in the form of cash bonuses and stock options. The employment agreements require the continuation of salary and benefits for up to two years in the event the employee is terminated without cause.

Consulting Agreement

In August 2018, the Company entered into a consulting agreement with Pro Player Health Alliance, LLC. In accordance with the agreement, the consultant will provide business advisory and consulting services in exchange for cash and shares of the Company’s common stock. These shares will be held in escrow and distributed upon board approval as these services are performed and certain milestones are met. Total expense recognized for this agreement was approximately $0 and $151,000 for the years ended December 31, 2020 and 2019, respectively. Following the IPO, the Company issued 40,000 shares of common stock to settle a liability that had been established and recorded in accrued expenses.

Regulatory status

In September 2017, BioModeling was the subject of a routine FDA audit. The audit resulted in certain findings that BioModeling was required to remediate. On September 27, 2017, BioModeling believed that it had filed its response letter to the audit findings with the FDA. In January 2018, BioModeling received notice that the FDA had posted a Warning Letter on its website alleging failure by BioModeling to reply in a timely manner to the September 2017 audit findings. The Company and BioModeling immediately contacted the FDA in January 2018 and resubmitted the September 27, 2017 audit response letter. In April 2018, the FDA completed a second audit of BioModeling which focused on the September 2017 response letter and the Warning Letter. The Company believes that this issue has been satisfactorily resolved although no definitive statement to that effect has been made by the FDA.